SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
High Yield Bond Fund
Large Cap Disciplined Equity Fund

Supplement Dated May 20, 2005
to the Class A Shares Prospectus Dated September 30, 2004

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

At a meeting held on May 16, 2005, the Board of Trustees of SEI Institutional Investments Trust authorized SEI Investments Management Corporation ("SIMC") to manage limited types of securities with respect to a limited portion of the assets of the High Yield Bond Fund (the "Fund") without utilizing an investment sub-adviser.

Accordingly, the second paragraph under the sub-section entitled "Risk/Return Information Common to the Funds" on page 2 is hereby deleted and replaced with the following:

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. In addition, to a limited extent, SIMC may also directly manage a portion of the High Yield Bond Fund's assets in a manner that it believes will help the Fund achieve its investment goal. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

In addition, the text of the "Investment Strategy" section for the Fund on page 41 is hereby deleted and replaced with the following:

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. In managing the Fund's assets, the Sub-Advisers and, to the extent applicable, SIMC select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security.

Change in Sub-Advisers for Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Transamerica Investment Management, LLC under the sub-section entitled "Large Cap Fund" is hereby deleted and replaced with the following paragraph:

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals on the Growth team at DMC manages the portion of the Large Cap Fund's assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC in April 2005.

There are no changes to the other sub-advisers of the Large Cap Fund.

Change in Sub-Adviser for High Yield Bond Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the High Yield Bond Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Lincoln Capital Fixed Income Management Company, LLC under the sub-section entitled "High Yield Bond Fund" is hereby deleted.

There are no changes to the other sub-advisers of the High Yield Bond Fund.

Change to Large Cap Disciplined Equity Fund's Investment Policy

At a meeting held on March 9, 2005, the Board of Trustees of SEI Institutional Investments Trust approved a change to the investment policy of the Large Cap Disciplined Equity Fund (the "Fund"). This change will permit two of the Fund's sub-advisers, Analytic Investors, Inc. and Quantitative Management Associates LLC, to dedicate up to 20% of the portion of the Fund's assets that they manage to selling equity securities short, and to use the proceeds from such short sales to purchase additional equity securities for the Fund (the "Long/Short Investment Strategy"). Accordingly, effective March 9, 2005, the Fund may engage in the Long/Short Investment Strategy. The Prospectus is hereby amended and supplemented to reflect this change by deleting the text of the "Investment Strategy" section for the Fund and inserting the following language in its place:

Under normal circumstances, the Large Cap Disciplined Equity Fund will invest at least 80% of its net assets in equity securities of large companies. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (S&P 500 Index) (between $448 million and $408 billion as of February 28, 2005). The Fund may also engage in short sales.

The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity investments. The Fund uses a multi-manager approach, relying on Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Overall, the Fund utilizes one or more Sub-Advisers who rely on rigorous application of proprietary stock analysis, rather than traditional fundamental analysis, to select securities. The Fund may also utilize one or more additional Sub-Advisers who manage in a complementary style with the objective to seek to add value over the S&P 500 Index while maintaining a similar level of volatility to the S&P 500 Index.

The Sub-Advisers may use derivative instruments or other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio's volatility. The Sub-Advisers may also use these instruments and techniques for non-hedging purposes. The Sub-Advisers may engage in short sales in an amount up to 20% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

In addition, in the section titled "What are the Risks of Investing in the Fund?," the fourth paragraph describing the risk of short sales is hereby deleted and replaced with the following language:

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund's investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund

Supplement Dated May 20, 2005
to the Class T Shares Prospectus Dated September 30, 2004

This Supplement provides new and additional information beyond that contained in the Class T Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Transamerica Investment Management, LLC under the sub-section entitled "Large Cap Fund" is hereby deleted and replaced with the following paragraph:

  Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals on the Growth team at DMC manages the portion of the Large Cap Fund's assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC in April 2005.

There are no changes to the other sub-advisers of the Large Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
High Yield Bond Fund
Large Cap Disciplined Equity Fund

Supplement Dated May 20, 2005
to the Statement of Additional Information ("SAI") Dated September 30, 2004

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

At a meeting held on May 16, 2005, the Board of Trustees of SEI Institutional Investments Trust authorized SEI Investments Management Corporation ("SIMC") to managed limited types of securities with respect to a limited portion of the assets of the High Yield Bond Fund (the "Fund") without utilizing an investment sub-adviser.

Accordingly, the second paragraph under the "High Yield Bond Fund" sub-section on page S-9 of the section entitled "Investment Objectives and Policies" is hereby deleted and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. In managing the Fund's assets, the Sub-Advisers and, to a limited extent, SIMC select securities that offer a high current yield as well as total return potential. The Fund may acquire all types of fixed income securities issued by domestic and foreign private and governmental issuers, including mortgage-backed and asset-backed securities, and variable and floating rate securities. Any remaining assets may be invested in equity, investment grade fixed income and money market securities that the Sub-Advisers believe are appropriate in light of the Fund's objective.

Change in Sub-Advisers for the Large Cap Fund

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and the Sub-Advisers," the paragraph relating to Transamerica Investment Management, LLC is hereby deleted.

In addition, in the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and the Sub-Advisers," the paragraph relating to Delaware Management Company, a series of Delaware Management Business Trust, is hereby deleted and replaced with the following paragraph:

DELAWARE MANAGEMENT COMPANY-Delaware Management Company ("DMC''), a series of Delaware Management Business Trust, serves as a sub-adviser for a portion of the assets of the Large Cap, Small/Mid Cap Equity and Small Cap Funds. Delaware Investments, which is the marketing name for DMC, is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation.

There are no changes to the other sub-advisers of the Large Cap Fund.

Change in Sub-Adviser for High Yield Bond Fund

The SAI is hereby amended and supplemented to reflect a change in the portfolio management of the High Yield Bond Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and the Sub-Advisers," the paragraph relating to Lincoln Capital Fixed Income Management Company, LLC is hereby deleted.

There are no changes to the other sub-advisers of the High Yield Bond Fund.

Change to Large Cap Disciplined Equity Fund's Investment Policy

At a meeting held on March 9, 2005, the Board of Trustees of SEI Institutional Investments Trust approved a change to the investment policy of the Large Cap Disciplined Equity Fund (the "Fund"). This change will permit two of the Fund's sub-advisers, Analytic Investors, Inc. and Quantitative Management Associates LLC, to dedicate up to 20% of the portion of the Fund's assets that they manage to selling equity securities short, and to use the proceeds from such short sales to purchase additional equity securities for the Fund (the "Long/Short Investment Strategy"). Accordingly, effective March 9, 2005, the Fund may engage in the Long/Short Investment Strategy. Accordingly, the following paragraph is hereby added at the end of the "Short Sales" sub-section beginning on page S-29 under the section entitled "Description of Permitted Investments and Risk Factors":

The Large Cap Disciplined Equity Fund may engage in short sales in an amount up to 20% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that it believes will underperform the market or its peers. When the Large Cap Disciplined Equity Fund sells securities short, it may use the proceeds from the sales to purchase long positions in additional equity securities that it believes will outperform the market or its peers. This strategy may effectively result in the Large Cap Disciplined Equity Fund having a leveraged investment portfolio, which results in greater potential for loss. Leverage can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Large Cap Disciplined Equity Fund to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy its obligations.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE